Other Income (Loss), Net	12 Months Ended
Dec. 31, 2014
Other Income (Loss), Net
Other Income (Loss), Net

15. Other Income (Loss), Net

	Years Ended December 31,
	2012	2013	2014
	$	$	$
Gains on marketable securities, realized portion	734,904	234,338	2,903,786
Gains on marketable securities, unrealized portion	804,621	—	—
Foreign exchange gain (loss)	(379,530)	(862,383)	613,227
Amortized discounts related to liability for exclusive rights with Baidu	(1,882,804)	(935,177)	(52,922)
Others	(10,061)	512,007	393,448
Total other income (loss)	(732,870)	(1,051,215)	3,857,539